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ELISE M. DOLAN elise.dolan@dechert.com +1 (212) 698-3806 Direct +1 (212) 698-0413 Fax

January 9, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)
File Nos. 033-17619 and 811-05349
Post-Effective Amendment No. 342 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 342 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 343 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Class A, Class C, Institutional, Class IR, and Class R Shares of the Goldman Sachs Master Limited Partnership Fund, a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3806.

Very truly yours,

/s/    Elise M. Dolan

Elise M. Dolan

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